Financial instruments (Details 2) $ in Thousands, $ in Thousands	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 05, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts receivable	$ 10,216			$ 10,765
Holdback receivable			$ 3,623	11,909
Other assets	39			117
Accounts payable and accrued liabilities	(9,384)			(14,377)
Income taxes payable	(517)			(1,058)
Current portion of royalty obligation	(872)			(1,496)
Current portion of acquisition payable	(649)
Royalty obligation	(1,176)			$ (2,035)
Acquisition payable	$ (1,655)
U.S. dollar currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash		$ 9,518			$ 17,428
Short-term investments		0			35,000
Accounts receivable		7,817			7,725
Holdback receivable		0			8,730
Other assets		30			0
Accounts payable and accrued liabilities		(6,714)			(9,903)
Income taxes payable		(398)			(776)
Current portion of royalty obligation		(671)			(1,096)
Current portion of acquisition payable		(500)			0
Royalty obligation		(906)			(1,492)
Acquisition payable		(1,275)			0
Other long-term liability		0			(880)
Derivative financial assets liabilities		$ 6,901			$ 54,736